Fair Value Measurements - Summary Of The Changes In Fair Value,lnuding Net Transfers In And/Or Out, Of All Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 235,000	$ (705,000)	$ 705,000	$ 705,000	$ 1,410,000	$ 11,640,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	240,000		480,000	$ 1,200,000	1,200,000	7,320,000
Change in fair value of derivative warrant liabilities	(120,000)		(360,000)		(720,000)	(6,120,000)
Ending balance	$ 120,000		$ 120,000		$ 480,000	$ 1,200,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants		Fair Value Adjustment of Warrants		Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants